Derivative Instruments and Hedging - Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 21,802	$ 27,432
Foreign Exchange Forward | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	14,932	27,432
Foreign Exchange Forward | Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivative instruments	$ 6,870	$ 0